REEDEMABLE PREFERRED STOCK (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 13, 2009 Series C Preferred Stock	Dec. 31, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 14, 2011 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock At the market sales agreement	Dec. 31, 2010 Series C Preferred Stock At the market sales agreement	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Oct. 19, 2012 Series A Preferred Stock	Jun. 20, 2012 Series A Preferred Stock	Apr. 02, 2012 Series A Preferred Stock	Mar. 21, 2012 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock Maximum March 31, 2012 through March 31, 2013	Dec. 31, 2012 Series A Preferred Stock Maximum June 30, 2013 through March 31, 2014	Dec. 31, 2012 Series A Preferred Stock Eureka Hunter Holdings, LLC	Apr. 02, 2012 Series A Preferred Stock Eureka Hunter Holdings, LLC	Mar. 21, 2012 Series A Preferred Stock Ridgeline	Dec. 31, 2012 Series A Preferred Stock Ridgeline Eureka Hunter Holdings, LLC	Jun. 13, 2013 Subsequent event Series A Preferred Stock Eureka Hunter Holdings, LLC	Apr. 11, 2013 Subsequent event Series A Preferred Stock Eureka Hunter Holdings, LLC	Apr. 11, 2013 Subsequent event Series A Preferred Stock Ridgeline Eureka Hunter Holdings, LLC
Class of Stock [Line Items]
Preferred Stock, shares issued				214,950	4,000,000	4,000,000		1,190,544	2,594,506	7,672,892	0								622,641		7,590,000	229,434		1,000,000
Temporary Equity Dividend Rate Percentage				10.25%	10.25%	10.25%				8.00%	8.00%							8.00%
Preferred stock par value per share				$ 0.01
Preferred Stock, liquidation preference (in dollars per share)				$ 25.00	$ 25.00	$ 25
Proceeds from stock issuance	$ 144,635,000	$ 94,764,000	$ 63,444,000	$ 5,100,000				$ 29,100,000	$ 63,400,000												$ 148,600,000
Preferred stock, redemption price per share at the Company's option							$ 25.00
Preferred stock, redemption price per share in the event of a change of control					$ 25.00
Preferred stock, shares authorized					4,000,000	4,000,000
Preferred stock, maximum purchase commitment pursuant to Unit Purchase Agreement																				200,000,000
Proceeds from Issuance or Sale of Equity	149,655,000	0	0
Percentage ownership of Eureka Holdings by non-controlling owners																					36.50%
Cumulative dividend rate for cumulative preferred stock increased (as a percent)																		10.00%
Percentage of dividend owed paid in kind																75.00%	50.00%
Threshold conversion ratio (as a percent)																		50.00%
Conversion ratio (as a percent)																		1
Fair value of embedded derivative liability										43,500,000	0	6,300,000	7,900,000	15,400,000	22,100,000
Preferred Stock, Accretion of Redemption Discount																		3,800,000
Preferred stock, cash dividends paid	34,706,000	14,007,000	2,467,000							3,400,000
Preferred stock, dividends accrued										3,000,000
Preferred stock, dividends paid-in-kind	1,658,000	0	0							1,700,000
Preferred stock issued as in-kind payment (in shares)										82,892
Preferred Stock, shares outstanding										7,672,892
Subsidiary Preferred Units Value																			$ 12,500,000			$ 4,600,000		$ 19,800,000
Equity Method Investment, Ownership Percentage																							39.50%